PIA MBS BOND FUND
Schedule of Investments - February 28, 2023 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	2.2%
	Other Asset-Backed Securities	2.2%
	CF Hippolyta Issuer LLC
$1,353,760	1.69%, due 7/15/60, Series 2020-1 Class A (b)		$1,213,305
	Total Asset-Backed Securities (cost $1,353,573)		1,213,305

	MORTGAGE-BACKED SECURITIES	91.7%
	Commercial Mortgage-Backed Securities	3.4%
	BX Trust
440,000	5.838% (1 Month LIBOR USD + 1.250%), due 11/17/36, Series 2021-RISE Class B (b) (e)		431,589
	Cold Storage Trust
1,474,486	5.488% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (b) (e)		1,460,903
			1,892,492
	U.S. Government Securities	88.3%
	FHLMC Pool
265,474	2.50%, due 12/1/31, #G18622		246,549
60,414	5.00%, due 10/1/38, #G04832		60,959
202,867	3.50%, due 5/1/42, #G08491		190,714
167,935	3.00%, due 8/1/43, #G08540		152,260
305,920	4.00%, due 8/1/44, #G08601		290,470
245,740	3.00%, due 3/1/45, #G08631		222,491
383,171	3.00%, due 5/1/45, #G08640		346,760
365,958	3.00%, due 5/1/45, #Q33337		330,269
316,495	3.00%, due 1/1/47, #G08741		284,681
209,700	3.00%, due 1/1/47, #Q45636		188,094
177,173	3.50%, due 4/1/48, #Q55213		164,051
76,582	3.50%, due 9/1/48, #G08835		70,838
70,029	4.00%, due 2/1/49, #ZT1710		66,804
193,272	3.00%, due 4/1/49, #ZN5108		171,898
138,164	3.50%, due 7/1/49, #QA1057		127,274
121,905	3.50%, due 7/1/49, #SD8001		112,297
187,065	3.00%, due 10/1/49, #SD8016		166,378
1,430,447	2.50%, due 12/1/51, #QD2700		1,213,514
1,428,007	2.00%, due 2/1/52, #QD7338		1,165,768
1,880,578	2.00%, due 2/1/52, #SD8193		1,534,293
823,290	2.50%, due 2/1/52, #QD7063		698,584
1,409,864	2.50%, due 2/1/52, #SD8194		1,195,817
1,433,195	2.00%, due 3/1/52, #SD8199		1,169,279
1,917,451	2.00%, due 4/1/52, #SD8204		1,563,236
1,916,351	3.50%, due 5/1/52, #SD8214		1,747,200
1,482,543	4.50%, due 12/1/52, #SD8275		1,429,433
	FNMA Pool
44,045	4.00%, due 5/1/26, #AH8174		42,993
355,639	2.50%, due 10/1/31, #BC9305		327,239
241,411	2.50%, due 11/1/31, #BD9466		222,500
85,707	3.50%, due 5/1/33, #BK5720		82,383
80,551	3.50%, due 5/1/33, #MA3364		77,428
209,837	4.00%, due 12/1/39, #AE0215		201,750
338,049	3.50%, due 7/1/43, #AB9774		317,039
448,251	3.00%, due 8/1/43, #AU3363		405,962
144,987	4.00%, due 9/1/44, #AS3392		139,031
155,723	3.50%, due 4/1/45, #AY3376		145,325
549,294	3.00%, due 6/1/45, #AZ0504		496,447
129,370	3.50%, due 8/1/45, #AS5699		120,677
66,996	3.50%, due 9/1/45, #AS5722		62,495
172,669	3.00%, due 10/1/45, #AZ6877		155,841
461,567	3.50%, due 12/1/45, #BA2275		431,320
272,171	3.50%, due 12/1/45, #MA2471		253,923
158,362	3.50%, due 3/1/46, #MA2549		147,353
384,661	3.00%, due 7/1/46, #MA2670		346,336
232,230	3.00%, due 9/1/46, #AS7904		208,829
171,792	3.00%, due 5/1/47, #AS9562		154,046
161,065	3.50%, due 9/1/47, #MA3120		149,127
274,575	3.50%, due 3/1/48, #MA3305		253,630
366,093	4.50%, due 5/1/48, #BM4135		359,127
148,773	4.00%, due 7/1/48, #MA3415		141,607
125,438	4.00%, due 8/1/48, #BK5416		119,662
118,494	3.00%, due 4/1/49, #BN6240		105,379
143,414	3.00%, due 5/1/49, #MA3670		127,564
1,197,189	3.00%, due 12/1/50, #FM7827		1,064,920
1,334,719	3.00%, due 8/1/51, #FM8407		1,184,293
1,852,212	2.50%, due 1/1/52, #BU7884		1,571,328
1,894,420	2.00%, due 2/1/52, #MA4547		1,546,714
24,473	2.50%, due 2/1/52, #BV3506		20,765
1,875,169	2.50%, due 2/1/52, #MA4548		1,591,036
2,737,540	2.50%, due 3/1/52, #MA4563		2,321,232
1,926,141	2.00%, due 4/1/52, #MA4577		1,570,325
1,910,662	2.50%, due 4/1/52, #MA4578		1,620,646
1,909,542	3.00%, due 4/1/52, #MA4579		1,682,523
1,489,475	4.00%, due 9/1/52, #MA4732		1,398,781
1,475,942	4.00%, due 10/1/52, #MA4783		1,386,073
	FNMA TBA (d)
1,600,000	3.50%, due 3/15/41		1,457,250
1,600,000	2.50%, due 3/15/47		1,355,117
	GNMA Pool
144,877	5.00%, due 9/15/39, #726311		145,353
115,225	4.00%, due 6/15/45, #AM8608		111,338
84,222	4.00%, due 2/15/46, #AR3772		80,965
70,844	4.00%, due 10/15/46, #AQ0545		68,010
72,911	4.00%, due 12/15/46, #AQ0562		70,621
793,823	3.00%, due 5/15/47, #AW1730		712,351
418,732	3.00%, due 8/15/47, #AZ5554		375,584
251,042	3.50%, due 11/15/47, #BD4824		233,024
157,472	3.50%, due 4/20/49, #MA5875		146,415
233,800	3.50%, due 7/20/49, #MA6039		217,254
166,023	3.00%, due 8/20/49, #MA6089		149,636
430,074	3.00%, due 9/20/49, #MA6153		387,610
448,933	3.00%, due 12/20/49, #MA6338		404,603
1,865,201	2.00%, due 1/20/52, #MA7826		1,564,787
1,854,002	2.50%, due 1/20/52, #MA7827		1,606,932
1,415,414	2.50%, due 3/20/52, #MA7936		1,225,804
1,943,876	3.50%, due 6/30/52, #MA8099		1,788,576
			49,564,790
	Total Mortgage-Backed Securities (cost $57,737,252)		51,457,282

	SHORT-TERM INVESTMENTS	11.1%
	Money Market Fund	2.7%
1,492,090	Fidelity Institutional Money Market Government Portfolio - Class I, 4.46% (a)		1,492,090
	U.S. Treasury Bills (c)	8.4%
$1,800,000	3.774%, due 3/23/23		1,795,267
3,000,000	4.830%, due 8/17/23		2,931,978
			4,727,245
	Total Short-Term Investments (cost $6,219,923)		6,219,335

	Total Investments (cost $65,310,748)	105.0%	58,889,922
	Liabilities less Other Assets	(5.0)%	(2,782,769)
	TOTAL NET ASSETS	100.0%	$56,107,153

(a)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2023, the value of these investments was $3,105,797 or 5.54% of total net assets.
(c)	Rate shown is the discount rate at February 28, 2023.
(d)	Security purchased on a when-issued basis. As of February 28, 2023 the total cost of investments
	purchased on a when-issued basis was $2,812,367 or 5.01% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2023.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LIBOR - London Interbank Offered Rate
	TBA - To Be Announced

PIA MBS Bond Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$1,213,305	$-	$1,213,305
Mortgage-Backed Securities	-	51,457,282	-	51,457,282
Total Fixed Income	-	52,670,587	-	52,670,587
Money Market Fund	1,492,090	-	-	1,492,090
U.S. Treasury Bills	-	4,727,245	-	4,727,245
Total Investments	$1,492,090	$57,397,832	$-	$58,889,922

Refer to the Fund’s schedule of investments for a detailed break-out of securities.